SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 75,025	$ 71,899	$ 68,386
Performance obligation, completion period | item	1
Contract assets	$ 0
Engineering solution services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	27,984	40,634	44,959
Virtual driver operation services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	39,431	23,912	21,421
Sales of products
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 7,610	$ 7,353	$ 2,006